RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2017
RELATED PARTIES
Schedule of transactions between related parties and their affiliates

        The following table provides the total amount of transactions that have been entered into with related parties and their affiliates for the years ended December 31:

	2017	2016	2015
Revenue from related parties
LetterOne	—	—	2
Telenor	68	60	51
Discontinued operations	—	68	60
Joint ventures and associates	29	19	6
Other related parties	—	—	6
Finance income from related parties	—	—	1

	97	147	126

Services from related parties
LetterOne	6	8	8
Telenor	67	64	44
Discontinued operations	—	6	5
Joint ventures and associates	29	19	20
Other related parties	—	—	5
Finance costs to related parties	—	—	1

	102	97	83

        The following table provides the total balance of accounts with related parties and their affiliates at the end of the relevant period:

	2017	2016
Accounts receivable from related parties
Telenor	—	13
Joint ventures and associates	23	24
Other assets due from related parties	3	3

	26	40

Accounts payable to related parties
LetterOne	—	1
Telenor	—	9
Joint ventures and associates	5	5

	5	15

Schedule of compensation paid to key management personnel

	2017	2016*	2015*
Short-term employee benefits	42	37	36
Long-term employee benefits	1	—	—
Share-based payments	1	—	3
Termination benefits	1	4	2

Total compensation paid to key management personnel	45	41	41

*       Comparative amounts in respect of 'Long-term employee benefits' have been revised to conform to current period disclosure. Amounts shown for 'Long-term employee benefits' include amounts paid under the LTI Plan (see below) in respect of performance during previous years. Amounts disclosed in previous years for 'Long-term employee benefits' represented total nominal values of the grants covering multiple years.

Schedule of compensation paid to key management board members

	Jean-Yves Charlier Group CEO		Andrew Davies Group CFO(iii)		Trond Westlie Group CFO(iii)		Scott Dresser Group General Counsel
	EUR	US$	EUR	US$	EUR	US$	EUR	US$
2017
Short-term employee benefits
Base salary(i)	2,500,000	2,819,125	1,125,000	1,268,606	375,000	422,869	925,000	1,043,076
Annual incentive(ii)	4,125,000	4,651,556	3,518,295	3,967,405	—	—	977,272	1,102,021
Other	91,916	103,649	1,284,248	1,448,182	5,400	6,089	31,186	35,166
Long-term employee benefits	—	—	—	—	—	—	—	—
Share-based payments	709,661	800,249	—	—	—	—	—	—
Termination benefits	—	—	250,000	281,912	—	—	—	—

Total gross remuneration	7,426,577	8,374,579	6,177,543	6,966,105	380,400	428,958	1,933,458	2,180,263

2016
Short-term employee benefits
Base salary(i)	2,500,000	2,750,000	1,100,000	1,210,000	—	—	750,000	825,000
Annual incentive(ii)	2,130,000	2,343,000	850,000	935,000	—	—	460,000	506,000
Other	26,000	28,600	—	—	—	—	20,000	22,000
Long-term employee benefits	—	—	—	—	—	—	—	—
Share-based payments	—	—	—	—	—	—	—	—
Termination benefits	—	—	—	—	—	—	—	—

Total gross remuneration	4,656,000	5,121,600	1,950,000	2,145,000	—	—	1,230,000	1,353,000

(i)       Base salary includes holiday and/or pension allowances pursuant to the terms of an individual's employment agreement.

(ii)       Annual Incentive includes amounts paid under the STI Scheme (see below) in respect of performance during the previous year, except for amounts shown for Andrew Davies during 2017, which also includes amounts paid under the STI Scheme in respect of performance during the current year.

(iii)       Andrew Davies stepped down from the role of Group CFO, and Trond Westlie commenced duties as newly appointed Group CFO on November 9, 2017.

Schedule of compensation paid to supervisory board members

	Retainer		Committees		Other compensation		Total
	2017	2016	2017	2016	2017	2016	2017	2016
Alexey M. Reznikovich
In whole euros	40,000	40,000	—	—	—	—	40,000	40,000
US$ equivalent	45,106	44,253	—	—	—	—	45,106	44,253
Stan Chudnovsky
In whole euros	193,918	60,870	—	—	—	—	193,918	60,870
US$ equivalent	218,672	67,342	—	—	—	—	218,672	67,342
Mikhail Fridman
In whole euros	40,000	40,000	—	—	—	—	40,000	40,000
US$ equivalent	45,106	44,253	—	—	—	—	45,106	44,253
Gennady Gazin
In whole euros	194,048	150,000	55,000	110,000	4,757	343,189	253,805	603,189
US$ equivalent	218,818	165,948	62,021	121,695	5,364	379,676	286,203	667,319
Andrei Gusev
In whole euros	40,000	40,000	—	—	—	—	40,000	40,000
US$ equivalent	45,106	44,253	—	—	—	—	45,106	44,253
Gunnar Holt
In whole euros	133,950	40,000	20,833	—	—	—	154,783	40,000
US$ equivalent	151,049	44,253	23,492	—	—	—	174,541	44,253
Sir Julian Horn-Smith
In whole euros	194,048	150,000	—	50,000	5,145	—	199,193	200,000
US$ equivalent	218,818	165,948	—	55,316	5,802	—	224,620	221,264
Jørn P. Jensen
In whole euros	195,538	60,870	30,000	—	—	937	225,538	61,807
US$ equivalent	220,498	67,342	33,829	—	—	1,037	254,327	68,379
Ursula Burns
In whole euros	436,213	—	12,500	—	1,517,500	—	1,966,213	—
US$ equivalent	491,896	—	14,096	—	1,711,209	—	2,217,201	—
Guy Laurence
In whole euros	110,619	—	20,833	—	1,250	—	132,702	—
US$ equivalent	124,740	—	23,492	—	1,410	—	149,642	—
Nils Katla
In whole euros	36,666	40,000	—	—	—	—	36,666	40,000
US$ equivalent	41,346	44,253	—	—	—	—	41,346	44,253
Morten Karlsen Sørby
In whole euros	—	23,913	—	—	—	665	—	24,578
US$ equivalent	—	26,455	—	—	—	736	—	27,191
Trond Ø Westlie
In whole euros	—	102,000	—	20,554	—	—	—	122,554
US$ equivalent	—	112,844	—	22,739	—	—	—	135,583

Total (in whole euros)	1,615,000	747,653	139,166	180,554	1,528,652	344,791	3,282,818	1,272,998

Total (US$ equivalent)	1,821,155	827,144	156,930	199,750	1,723,785	381,449	3,701,870	1,408,343